DEFERRED REVENUE	12 Months Ended
Dec. 31, 2021
Deferred Revenue
DEFERRED REVENUE

11.	DEFERRED REVENUE

		December 31, 2021	December 31, 2020
		$	$
Sales deposits		—	61
Future delivery of buses	(a)	1,003	1,431
Future delivery of buses	(b)	2,190	—
Deferred revenue		3,193	1,492
Less: current portion		3,193	1,492
Long-term portion of deferred revenue		—	—

a)	The Company has recognized deferred revenue and an intangible asset in relation to an agreement with a customer to provide buses in the future (Note 8). In 2017 the contract was modified to provide for one diesel powered bus to be delivered each year for 8 years. No buses have been delivered under this agreement. In late 2020 the Company concluded that it no longer had the obligation or intent to deliver three out of the eight buses. During the three months ended June 30, 2021 the Company came to an agreement with the customer to deliver three future buses. Subsequent to the agreement the Company concluded that it no longer had the obligation or intent to deliver the remaining two buses. As a result the Company recorded $444 as revenue during the three months ended June 30, 2021. As at December 31, 2021, the Company has recognized deferred revenue of $1,003 relating to its obligation to deliver three buses in the future.

During the year ended December 31, 2021, the Company recognized $4 in interest expense related to the deferred revenue (December 31, 2020: $80).

b)	During the year ended December 31, 2021, the Company recognized deferred revenue in relation to a non cash agreement with a customer in which the customer provided the Company with 8 used buses in exchange for 8 leased buses to be leased until the delivery of the 8 new buses to be provided in the future. As a result, the Company has recognized $14 as lease revenue and deferred revenue of $2,190 for the non-cash consideration received at December 31, 2021.